Derivative financial instruments - Notional amount (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Derivatives
Derivative financial instruments
Derivative instruments, notional amount	$ 2,025,448	$ 2,064,023
Nondeliverable forwards (NDF) /Nondeliverable swaps (NDS)
Derivative financial instruments
Derivative instruments, notional amount	85,448	124,023
Embedded options within listed bonds
Derivative financial instruments
Derivative instruments, notional amount	$ 1,940,000	$ 1,940,000